Derivative Liabilities (Details 1) - USD ($)	Mar. 29, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		$ 420,360
Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		420,360
Fair Value, Recurring [Member] | Quoted prices in active markets (Level 1)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Fair Value, Recurring [Member] | Significant other observable inputs (Level 2)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Fair Value, Recurring [Member] | Significant unobservable inputs (Level 3)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		$ 420,360